Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ 58,626	$ 44,320	$ (24,100)	$ (25,539)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,621	28,910	58,121	58,024
Stock-based compensation			5,109	5,493
Interest accretion on notes payable			392	511
Loss on debt extinguishment	2,736	13,982	2,736	13,982
Amortization of debt issuance costs			2,453	2,889
Loss on disposal of assets	6,446	2,550	7,840	4,985
Deferred income tax benefit			(19,150)	(7,467)
Other			3,108	(5,573)
Changes in operating assets and liabilities:
Increase in accounts receivable - trade			(24,467)	(42,233)
Increase in inventories, prepaid expenses and other current assets			(18,779)	(25,480)
(Increase) decrease in other assets			(783)	1,315
(Increase) decrease in ROU operating leases			(7,995)	5,614
Increase in accounts payable, deferred revenue and accrued liabilities and other long-term liabilities			97,123	104,717
(Decrease) increase in operating lease liabilities			11,748	(1,340)
(Decrease) increase in accrued interest payable			7,721	(5,269)
Net cash provided by operating activities			101,077	84,629
Cash flows from investing activities:
Additions to property and equipment			(114,049)	(68,130)
Property insurance recoveries			0	1,089
Proceeds from sale of assets			227	0
Net cash used in investing activities			(113,822)	(67,041)
Cash flows from financing activities:
Repayment of borrowings			(734,000)	(1,028,623)
Proceeds from borrowings			1,130,000	998,984
Payment of debt issuance costs			(14,930)	(19,294)
Payment of tax withholdings on equity-based compensation through shares withheld			(121)	(241)
Reduction in finance lease liability			(571)	(498)
Purchase of redeemable noncontrolling interest			(1,114)	(328)
Net cash provided by (used in) financing activities			379,264	(50,000)
Effect of exchange rate on cash			(2,863)	3,870
Net increase (decrease) in cash and cash equivalents			363,656	(28,542)
Cash and cash equivalents at beginning of period			77,585	80,122	$ 80,122
Cash and cash equivalents at end of period	$ 441,241	$ 51,580	441,241	51,580	$ 77,585
Supplemental cash flow information
Cash paid for interest			75,651	83,031
Cash paid for income taxes			$ 7,559	$ 6,892